Share-based Awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)	920,746
Granted (in shares)	88,734
Exercised (in shares)	(62,015)
Forfeited (in shares)	(18,696)
Outstanding at end of period (in shares)	928,769
Exercisable at end of period (in shares)	448,235
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)	$ 74.32
Granted (USD per share)	140.38
Exercised (USD per share)	54.52
Forfeited (USD per share)	79.71
Outstanding at end of period (USD per share)	81.84
Exercisable at end of period (USD per share)	61.79
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)	22.39
Granted (USD per share)	43.59	$ 35.10
Exercised (USD per share)	16.77
Forfeited (USD per share)	24.22
Outstanding at end of period (USD per share)	24.75
Exercisable at end of period (USD per share)	$ 18.65
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	5 years 2 months 1 day
Exercisable at end of period (in years)	3 years 11 months 23 days